Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2012
Registrant Name	Gateway Trust
Central Index Key	0001406305
Amendment Flag	false
Document Creation Date	Mar. 28, 2012
Document Effective Date	Mar. 30, 2012
Prospectus Date	Mar. 30, 2012